Derivative Liabilities (Tables)		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Derivative Liabilities
Schedule of Derivative Liability

A summary of the activity of the derivative liability is shown below:

Balance, December 31, 2018	$574,797
Change in value	202,321
Balance, December 31, 2019	777,118
Change in value	526,338
Balance, December 31, 2020	$1,303,456

A summary of the activity of the derivative liability is shown below:

Balance, September 30, 2019	$659,381
Change in value	331,941
Balance, September 30, 2020	991,322
Change in value	15,517,428
Balance, September 30, 2021	16,508,750